Statements Of Consolidated Membership Interests - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital account:
Balance at beginning of period		$ 10,938		$ 8,624	$ 10,938	$ 8,624	$ 8,004
Net income	$ 148	131	$ 133	116	713	651	545
Capital contributions from members (Note 8)					788	1,978	284
Distributions to members (Note 8)					(356)	(319)	(209)
Balance at end of period	12,083		10,938		12,083	10,938	8,624
Total membership interests at end of period	11,932		10,799		11,932	10,799	8,460
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2018-02 [Member]
Capital account:
Balance at beginning of period		4			4
Balance at end of period			4			4
Accumulated Other Comprehensive Income (Loss) [Member]
Capital account:
Balance at beginning of period		(139)		(164)	(139)	(164)	(101)
Net effects of cash flow hedges (net of tax expense (benefit) of ($5), $- and $1)					(21)	2	2
Defined benefit pension plans (net of tax expense of $-, $- and $45) (Note 9)					(9)	(27)	65
Balance at end of period	(151)		(139)		(151)	(139)	(164)
Accumulated Other Comprehensive Income (Loss) [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2018-02 [Member]
Capital account:
Balance at beginning of period		$ 4			4
Balance at end of period			$ 4			$ 4